OTHER ASSETS	12 Months Ended
Dec. 31, 2022
OTHER ASSETS
OTHER ASSETS

6— OTHER ASSETS

Other assets consist of the following:

	December 31,
	2022	2021
Prepaid expenses, current portion	660	581
Total	660	581

Prepaid expenses mainly consist of rental and future congresses and conferences expenses.